Fair Value of Financial Instruments - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021
Fair value of financial instruments on balance sheet [line items]
Business and government	$ 274,548	$ 262,253	$ 239,809
Securitization and structured entities' liabilities	24,692	25,158	25,486
Other liabilities	38,039	$ 37,086	37,764
Financial liabilities at fair value through profit or loss, category [member]
Fair value of financial instruments on balance sheet [line items]
Structured note liabilities	23,268		22,665
Metal deposits	143		139
Securitization and structured entities' liabilities	1,002		855
Other liabilities	34,189		37,764
Financial assets at fair value through profit or loss [member]
Fair value of financial instruments on balance sheet [line items]
Business and government	4,442		5,022
Financial assets at fair value through other comprehensive income [member]
Fair value of financial instruments on balance sheet [line items]
Business and government	$ 64		$ 134